                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                               RULE 24f-2 NOTICE

                              PACIFICA FUNDS TRUST
                                      AND
                                 WESTCORE  TRUST
                ---------------------------------------------------
                              (Name of Registrant)

                 370 Seventeenth Street, Suite 2700 South Tower
                          Denver, Colorado  80202
                ---------------------------------------------------
                    (Address of Principal Executive Offices)




Class C-1 Shares                                      No Par Value
Class D-1 Shares                                      No Par Value
Class D-2 Shares                                      No Par Value
Class F-1 Shares                                      No Par Value
Class L-1 Shares                                      No Par Value
Class L-2 Shares                                      No Par Value
Class Q Shares                                        No Par Value
Class T Shares                                        No Par Value
Class U-1 Shares                                      No Par Value
Class U-2 Shares                                      No Par Value
Class W Shares                                        No Par Value


--------------------------------------------------------------------------------

          (Title of Securities with respect to which Notice is filed)

                                File No. 2-75677

The following information is required pursuant to Rule 24f-2(b)(1):


(i)  Fiscal period for which Notice is filed:

       June 1, 1995 to September 30, 1995

(ii) Shares registered under Securities Act of 1933
other than pursuant to Rule 24f-2 which remained unsold on
June 1, 1995:
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                       0                             $0
Class D-1 Shares                       0                             $0
Class D-2 Shares                       0                             $0
Class F-1 Shares               1,144,273                    $16,889,469
Class L-1 Shares                       0                             $0
Class L-2 Shares                       0                             $0
Class Q Shares                 8,822,916                     $8,822,916
Class T Shares                         0                             $0
Class U-1 Shares                       0                             $0
Class U-2 Shares                       0                             $0
Class W Shares                         0                             $0
========================================================================
      Totals:                  9,967,189                    $25,712,385

(iii) Shares registered under Securities Act of 1933
during fiscal period ended September 30, 1995 other than pursuant to
Rule 24f-2
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                 0                                  $0
Class D-1 Shares                 0                                  $0
Class D-2 Shares                 0                                  $0
Class F-1 Shares                 0                                  $0
Class L-1 Shares                 0                                  $0
Class L-2 Shares                 0                                  $0
Class Q Shares                   0                                  $0
Class T Shares                   0                                  $0
Class U-1 Shares                 0                                  $0
Class U-2 Shares                 0                                  $0
Class W Shares                   0                                  $0
========================================================================
      Totals                     0                                  $0

(iv) Total number and amount of shares sold during
fiscal period ended September 30, 1995*:
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                    84,114                     $1,391,859
Class D-1 Shares                    16,244                       $254,940
Class D-2 Shares                    12,170                       $197,983
Class F-1 Shares                   459,831                     $6,805,142
Class L-1 Shares                    79,601                     $1,235,539
Class L-2 Shares                     9,743                       $152,916
Class Q Shares                 206,738,848                   $206,738,848
Class T Shares                     146,719                     $1,579,063
Class U-1 Shares                   116,576                     $2,089,493
Class U-2 Shares                       391                         $7,109
Class W Shares                      40,810                       $630,925
==========================================================================
      Totals:                  207,705,047                   $221,083,817

* Includes sales loads, but not shares issued upon reinvestment of dividends.

(v) Shares previously registered under the Securities
Act of 1933 included in (ii) & (iii) above:
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                       0                             $0
Class D-1 Shares                       0                             $0
Class D-2 Shares                       0                             $0
Class F-1 Shares               1,144,273                    $16,889,469
Class L-1 Shares                       0                             $0
Class L-2 Shares                       0                             $0
Class Q Shares                 8,822,916                     $8,822,916
Class T Shares                         0                             $0
Class U-1 Shares                       0                             $0
Class U-2 Shares                       0                             $0
Class W Shares                         0                             $0
========================================================================
      Totals:                  9,967,189                    $25,712,385

(vi) Net Shares sold during fiscal period ended September 30, 1995 in reliance upon registration pursuant to Rule 24f-2  (iv)-(v)
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                    84,114                     $1,391,859
Class D-1 Shares                    16,244                       $254,940
Class D-2 Shares                    12,170                       $197,983
Class F-1 Shares*                        0                             $0
Class L-1 Shares                    79,601                     $1,235,539
Class L-2 Shares                     9,743                       $152,916
Class Q Shares                 197,915,932                   $197,915,932
Class T Shares                     146,719                     $1,579,063
Class U-1 Shares                   116,576                     $2,089,493
Class U-2 Shares                       391                         $7,109
Class W Shares                      40,810                       $630,925
==========================================================================
      Totals:                  198,422,300                   $205,455,759

* Net shares sold which have negative values are assigned the value of zero.

(vii) Shares redeemed during fiscal period ended September 30, 1995
(excluding Shares previously applied pursuant to Section 24e-2(a)):
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                   231,037                     $3,779,707
Class D-1 Shares                   163,302                     $2,567,158
Class D-2 Shares                   145,038                     $2,279,613
Class F-1 Shares                   541,307                     $8,013,618
Class L-1 Shares                   288,573                     $4,484,047
Class L-2 Shares                    71,314                     $1,110,281
Class Q Shares                 210,282,383                   $210,282,383
Class T Shares                     160,074                     $1,719,071
Class U-1 Shares                    88,173                     $1,581,599
Class U-2 Shares                     1,392                        $25,341
Class W Shares                      61,901                       $951,240
==========================================================================
      Totals:                  212,034,494                   $236,794,058

(viii) Net sales (redemptions) during fiscal period
ended September 30, 1995  (vi)-(vii)
-------------------------------------------------------------------------------

                                                              Aggregate
Title                    No. of Shares                      Dollar Amount
-----                    -------------                      -------------
Class C-1 Shares                  (146,923)                   ($2,387,848)
Class D-1 Shares                  (147,058)                   ($2,312,218)
Class D-2 Shares                  (132,868)                   ($2,081,630)
Class F-1 Shares                  (541,307)                   ($8,013,618)
Class L-1 Shares                  (208,972)                   ($3,248,508)
Class L-2 Shares                   (61,571)                     ($957,365)
Class Q Shares                 (12,366,451)                  ($12,366,451)
Class T Shares                     (13,355)                     ($140,008)
Class U-1 Shares                    28,403                       $507,894
Class U-2 Shares                    (1,001)                      ($18,232)
Class W Shares                     (21,091)                     ($320,315)
==========================================================================
      Totals:                  (13,612,194)                  ($31,338,299)

(ix) Calculation of Rule 24f-2 Registration Fee:

No filing fee is required as there were net redemptions.

         An opinion of counsel with respect to the legality of the Shares registered in reliance upon Rule 24f-2 accompanies this notice.




Dated:   November 29, 1995



                                              WESTCORE TRUST



                                              By:/s/ Kenneth V. Penland
                                                 ----------------------
                                                 Kenneth V. Penland
                                                 President

                                                               November 29, 1995




Westcore Trust
370 Seventeenth Street
Suite 2700
Denver, CO  80202

         Re:     Rule 24f-2 Notice for Pacifica Funds
                 Trust/Westcore Trust
                 (Registration No. 2-75677)

Gentlemen:

                 We have acted as counsel for Westcore Trust, a Massachusetts business trust (the "Trust"), in connection with the registration of 84,114 of its C-1 Shares, 16,244 of its Class D-1 Shares, 12,170 of its Class D-2 Shares, 79,601 of its Class L-1 Shares, 9,743 of its Class L-2 Shares, 197,915,932 of its Class Q Shares, 146,719 of its Class T Shares, 116,576 of its Class U-1 Shares, 391 of its Class U-2 Shares, and 40,810 of its Class W Shares (collectively, the "Shares") under the Securities Act of 1933, as amended.

                 We have reviewed the Trust's Amended and Restated Declaration of Trust (the "Restated Declaration of Trust"), as amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to the Trust, insofar as our opinion below relates to matters arising under the laws of the Commonwealth of Massachusetts, and the Trust's 24f-2 Notice dated November 29, 1995 with respect to the number of shares that were sold in reliance on Rule 24f-2 for the fiscal period ended September 30, 1995.

                 On the basis of and subject to the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Trust's prospectuses for such Shares, validly issued, fully paid, and non-assessable by the Trust.

Westcore Trust
November 29, 1995
Page 2



                 Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Restated Declaration of Trust, as amended, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Restated Declaration of Trust, as amended, provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

                 We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.


                                                   Very truly yours,


                                                   /s/DRINKER BIDDLE & REATH

                                                   DRINKER BIDDLE & REATH